Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

8. PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Cost

As at July 1	128,400,231	56,017,056	-
Additions	30,000,000	72,383,744	56,017,056
Written off	-	(569)	-
As at June 30	158,400,231	128,400,231	56,017,056

Accumulated depreciation

As at July 1	(16,793,678)	(933,859)	-
Additions	(28,310,019)	(15,859,909)	(933,859)
Written off	-	90	-
As at June 30	(45,103,697)	(16,793,678)	(933,859)

Net carrying amount	113,296,534	111,606,553	55,083,197

(a)	All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

(b)	Depreciation is calculated to write down the cost of the assets to their residual values on a straight line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Computer system and equipment	10% - 20%